        John H. Lively

                                                                                                                   The Law Offices of John H. Lively & Associates, Inc.

                                                                                                                   A member firm of The 1940 Act Law Group

                                                                                                                   11300 Tomahawk Creek Parkway, Suite 310

          Leawood, KS  66211

          Phone: 913.660.0778   Fax: 913.660.9157

          john.lively@1940actlawgroup.com

July 3, 2014

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054 RE: Cottonwood Mutual Funds (the “Trust”) (File Nos. 333-176541 and 811-22602)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Cottonwood Mutual Fund’s registration statement on Form N-1A on June 27, 2014 (SEC Accession No. 0001162044-14-000684) relating to the HAGIN Keystone Market Neutral Fund, a series portfolio of the Trust, and (ii) the text of the most recent amendment has been filed electronically.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.